--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                          New England Short Term
                                                           Corporate Income Fund

                                                               [graphic omitted]
                                                                       Where
                                                                      The Best
                                                                        Minds
                                                                       Meet(R)

-------------
JUNE 30, 1999
-------------

                                                                     AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

-------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
-------------------------------------------------------------------------------

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

-------------------------------------------------------------------------------
                  NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
-------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
-------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and has no expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here illustratng a $10,000 investment in the Fund compared to the Lehman Brothers Mutual Fund Short
(1-5) Investment Grade Debt Index since 10/31/91. The data for this chart are as follows:]

                         OCTOBER 1991 THROUGH JUNE 1999

                                                                Lehman
                                                               Mutual Fund
                        Net               Maximum             Short(1-5)
                       Asset               Sales              Inv. Grade
                      Value(1)            Charge(2)          Debt Index(5)
-------------------------------------------------------------------------------
         10/91        $10,000              $ 9,700              $10,000
          6/92        $10,371              $10,069              $10,688
          6/93        $10,920              $10,595              $11,683
          6/94        $11,068              $10,739              $11,849
          6/95        $11,729              $11,380              $13,036
          6/96        $12,392              $12,023              $13,805
          6/97        $13,193              $12,800              $14,828
          6/98        $13,890              $13,476              $15,965
          6/99        $14,222              $13,800              $16,752

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and C share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
                  NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/99
--------------------------------------------------------------------------------
                                                                         SINCE
   CLASS A (INCEPTION 10/18/91)     6 MONTHS    1 YEAR     5 YEARS     INCEPTION
   Net Asset Value(1), (4)             0.6%      2.4%        5.1%        4.7%
   With Maximum Sales Charge(2), (4)  -2.5      -0.7         4.5         4.3
--------------------------------------------------------------------------------
                                                                         SINCE
   CLASS B (INCEPTION 9/13/93)      6 MONTHS    1 YEAR    5 YEARS      INCEPTION
   Net Asset Value(1), (4)             0.2%      1.6%        4.4%        3.7%
   With CDSC3,(4)                     -4.7      -3.2         4.0         3.6
--------------------------------------------------------------------------------
   CLASS C (INCEPTION 12/7/98)      6 MONTHS          SINCE INCEPTION
   Net Asset Value(1), (4)             0.2%                0.5%
   With CDSC(3), (4)                  -0.8                -0.5
--------------------------------------------------------------------------------

                                                                             SINCE      SINCE      SINCE
                                                                             FUND'S     FUND'S     FUND'S
                                                                             CLASS A    CLASS B    CLASS C
   COMPARATIVE PERFORMANCE                    6 MONTHS   1 YEAR    5 YEARS  INCEPTION  INCEPTION  INCEPTION
   LB Mutual Fund Short (1-5)
   Inv. Grade Debt Index(5)                      0.9%      4.9%      7.2%      7.0%       6.1%       2.2%
   Lipper Short Term Investment Grade Avg.(6)    1.2       4.0       5.8       5.6        5.0        1.2
   Morningstar Short Term Bond Average(7)         0.5      3.8       6.0       5.8        4.9        1.0
------------------------------------------------------------------------------------------------------------

NOTES TO CHARTS

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 3.00% at the time of purchase of Class A shares. Actual historical performance would have been higher; the Fund's sales charge was increased from 1.00% to 3.00% on December 1, 1998 when its objective and strategy changed. The Fund was formerly Adjustable Rate U.S. Government Fund.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) This fund waived certain fees and expenses during the period indicated and the Fund's average annual total return would have been lower had these fees not been waived.

(5) Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index is an unmanaged index including all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt with maturities of 1 to 5 years. The index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class A since inception return is calculated from 10/31/91. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 12/31/98.

(6) Lipper Short Term Investment Grade Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class A since inception return is calculated from 10/31/91. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 12/31/98.

(7) Morningstar Short Term Bond Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class A since inception return is calculated from 10/31/91. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 12/31/98.

--------------------------------------------------------------------------------
                  NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
[Photo of Scott Nicholson]
[Photo of Richard Raczkowski]

Scott Nicholson
Richard Raczkowski
Back Bay Advisors, L.P.

Q. How did New England Short-Term Corporate Income Fund perform over the six months ending June 30, 1999?

For the six-month period ending June 30, 1999, the Fund's Class A shares generated a return, based on net asset value, of 0.6%, including a $0.04 rise per share to $7.13 and the reinvestment of $0.21 per share in dividends. During the same six-month period, funds in the Lipper Short-Term Investment Grade Average had a return of 1.2%.

Q. What was the investment environment like in the bond market during the period?

At the beginning of 1999, conditions in the bond market improved considerably from late last year. We had overcome problems associated with the well-publicized near collapse of certain hedge funds, a global liquidity crisis had been averted and Asia started to show signs of recovery. In addition, inflation remained under control in spite of the continued strength of the U.S. economy. Investors turned their attention to the non-Treasury sectors of the fixed-income market, which had been abandoned in the second half of 1998, as investors fled to quality due to global economic uncertainty. As a result of this increased demand for non-Treasury securities, corporate bonds, mortgage-backed securities and other non-Treasury sectors recovered well.

However, as we moved into the second quarter of 1999, data emerged showing that the U.S. economy had grown even stronger in the previous quarter. Investors became concerned about the possible build-up of inflationary pressures. Even though data has indicated inflation has been rather tame, market observers expected the Federal Reserve Board to raise short-term interest rates to slow growth in a pre-emptive strike against inflation. As a result, interest rates across all maturities rose -- and bond prices fell. This rise in interest rates, coupled with heavy new issuance, hurt corporate bond prices relative to Treasuries in the second quarter. Market expectations of a Fed rate hike were confirmed when the board raised a key short-term interest rate at the end of June.

Q. What strategies did you pursue with the Fund during the period?

We continued the Fund's transition from an adjustable rate mortgage (ARM) fund to a short-term corporate fund. This change was gradual to ensure that we were adequately compensated for the ARM securities that we sold. We increased the Fund's allocation to short-term corporate securities with a credit quality of A or better, as rated by Standard and Poor's. At the end of the period, the change in strategy was complete and the Fund held 70.5% of assets in corporate securities, 14.4% in Yankees, 5.3% in U.S. government and Federal agencies and 8.3% in ARMs. Its duration -- or sensitivity to change in interest rates -- was at a neutral position of 2.4 years at the end of June, and the Fund's average maturity was 2.7 years.

We have also utilized Back Bay Advisors' strong credit research team to build a diversified portfolio of corporate securities. In particular, we have added select below-investment-grade securities that traded at compelling yields relative to Treasuries.

In addition, signs of continued economic strength have led us to increase the Fund's corporate exposure to cyclical industries -- those that rise and fall with the economy. For example, the Fund benefited from its investment in YPF, an Argentine oil company. Our analytical team recommended YPF based on the company's strong fundamentals and its potential as an attractive acquisition target. In fact, the company was purchased by Repsol, a Spanish oil company. Another oil company held by the Fund, Occidental Petroleum, performed very well due to a rebound in oil prices, a factor that also helped boost YPF.

Q. What is your outlook?

At the end of June, the market expected the Fed to raise short-term rates both in June and in August, and had priced in this scenario. The Fed followed through with one rate increase in June. However, much economic data will become available between June and August, and we are not convinced that the U.S. economy will continue to grow at a 4% annual clip, or that the Fed will follow its June hike with one in August.

--------------------------------------------------------------------------------
                  NEW ENGLAND SHORT TERM CORPORATE INCOME FUND
--------------------------------------------------------------------------------

                                                        PORTFOLIO MIX -- 6/30/99

               Federal Agencies                      2.4%
               ARMs                                  8.3%
               Corporate Bonds                      70.5%
               Treasury Notes                        2.9%
               Cash & Other                          1.5%
               Yankees*                             14.5%

*Yankees are dollar-denominated foreign bonds.
Portfolio holdings and asset allocation will vary.

The short-term corporate market should also benefit from an improved supply/ demand dynamic. Many corporate issuers came to market early in 1999 in order to bolster their liquidity in anticipation of the Year 2000, and this increased supply has made corporate bonds cheaper. We believe that this supply will trail off toward the end of the year, raising the potential for corporate bonds to post strong price performance.

The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

The Fund invests in foreign securities. Investing in foreign securities involves special risks. The Fund invests in mortgage or asset-backed securities which are subject to pre-payment risk. The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity. While lower rated, higher yielding bonds may offer higher current income than Treasuries, they also are associated with greater than average risk. Government guarantees apply to individual securities only and not to prices and yields of shares in a managed portfolio. Bond funds will fluctuate and shares, when redeemed, may be worth more or less than their original cost. These risks may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

BONDS AND NOTES -- 98.5% OF TOTAL NET ASSETS
                                                    RATINGS (C)
                                                 ----------------
  PRINCIPAL                                              STANDARD
   AMOUNT    DESCRIPTION                         MOODY'S  & POOR'S  VALUE (A)
-------------------------------------------------------------------------------
              BANKS -- 2.9%
$ 1,500,000   BankAmerica Corp.,
                6.625%, 6/15/2004 ...............   Aa2      A+   $   1,486,575
  1,000,000   State Street Boston Corp.,
                5.950%, 9/15/2 ..................   A13      AA-        972,510
                                                                  -------------
                                                                      2,459,085
                                                                  -------------
              BUSINESS SERVICES -- 1.8%
  1,500,000   Ceridian Corp., 144A,
                7.250%, 6/01/2004 ...............   Baa3     BBB      1,499,235
                                                                  -------------
              COMMERCIAL SERVICES -- 2.9%
  2,500,000   Aramark Services, Inc.,
                6.750%, 8/01/2004 ...............   Baa3     BBB-     2,451,450
                                                                  -------------
              CONSUMER GOODS & SERVICES -- 2.4%
  2,000,000   Black & Decker Corp.,
                6.625%, 11/15/2000 ..............   Baa2     BBB      2,012,780
                                                                  -------------
              ELECTRIC UTILITIES -- 15.0%
  2,000,000   Arizona Public Service Co.,
                5.750%, 9/15/2000 ...............   Baa1     A-       1,993,680
  3,000,000   East Coast Power LLC, 144A,
                6.737%, 3/31/2008 ...............   Baa3     BBB-     2,919,390
  2,500,000   Houston Lighting & Power Co.,
                8.150%, 5/01/2002 ...............   A3       A-       2,603,700
  2,000,000   Kansas Gas & Electric Co.,
                6.760%, 9/29/2003 ...............   Baa1     BBB      1,997,540
  3,000,000   Texas Utilities Co.,
                5.940%, 10/15/2001 ..............   Baa3     BBB      2,978,970
                                                                  -------------
                                                                     12,493,280
                                                                  -------------
              FEDERAL AGENCIES -- 10.7%
  1,517,388   Federal Home Loan Mortgage Corp.
                5.668%, 10/15/2023 (d) ..........   Aaa      AAA      1,533,502
    597,034   Federal Home Loan Mortgage Corp.
                6.436%, 12/01/2022 (d) ..........   Aaa      AAA        601,488
    665,328   Federal Home Loan Mortgage Corp.
                7.395%, 3/01/2025 (d) ...........   Aaa      AAA        690,903
    228,126   Federal Home Loan Mortgage Corp.
                7.506%, 12/01/2025 (d) ..........   Aaa      AAA        231,478
    342,768   Federal National Mortgage Association
                5.633%, 9/01/2023 (d) ...........   Aaa      AAA        332,700
  2,000,000   Federal National Mortgage Association
                6.100%, 10/06/2000 ..............   Aaa      AAA      2,000,320
    253,432   Federal National Mortgage Association
                6.559%, 6/01/2019 (d) ...........   Aaa      AAA        250,799
    795,937   Federal National Mortgage Association
                6.677%, 1/01/2020 (d) ...........   Aaa      AAA        789,840
    231,974   Federal National Mortgage Association
                6.889%, 5/01/2020 (d) ...........   Aaa      AAA        236,286
  1,117,275   Federal National Mortgage Association
                6.994%, 1/01/2024 (d) ...........   Aaa      AAA      1,154,112
    169,403   Federal National Mortgage Association
                6.995%, 8/01/2017 (d) ...........   Aaa      AAA        173,082
    537,680   Federal National Mortgage Association
                7.075%, 5/01/2025 (d) ...........   Aaa      AAA        544,653
    368,288   Federal National Mortgage Association
                7.383%, 7/01/2023 (d) ...........   Aaa      AAA        372,030
                                                                  -------------
                                                                      8,911,193
                                                                  -------------
              FINANCE -- 21.6%
  1,000,000   CIT Group, Inc.,
                5.570%, 12/08/2003 ..............   Aa3      A+         961,140
  1,969,000   Finova Capital Corp.,
                6.450%, 6/01/2000 ...............   Baa1     A-       1,979,101
  3,000,000   General Motors Acceptance Corp.,
                5.480%, 12/16/2002 ..............   A2       A        2,904,990
  3,000,000   Goldman Sachs Group,
                7.800%, 7/15/2002 ...............   A1       A+       3,103,800
  3,000,000   Household Finance Corp.,
                5.875%, 11/01/2002 ..............   A2       A        2,938,380
  2,500,000   Lehman Brothers Holdings, Inc.,
                6.375%, 3/15/2001 ...............   Baa1     A        2,484,925
  1,000,000   Merrill Lynch & Co., Inc.,
                5.750%, 11/04/2002 ..............   Aa3      AA-        980,400
  2,750,000   Transamerica Finance Corp.,
                6.125%, 11/01/2001 ..............   A3       A        2,737,708
                                                                  -------------
                                                                     18,090,444
                                                                  -------------
              GLASS -- 1.8%
  1,500,000   Owens Illinois, Inc.,
                7.850%, 5/15/2004 ...............   Ba1      BB+      1,500,960
                                                                  -------------
              INSURANCE -- 1.2%
  1,000,000   Conseco, Inc.,
                7.875%, 12/15/2000 ..............   Ba1      BBB      1,015,280
                                                                  -------------
              OIL & GAS -- 2.3%
  2,000,000   Occidental Petroleum Corp.,
                6.400%, 4/01/2003 ...............   Baa3     BBB      1,959,580
                                                                  -------------
              POLLUTION CONTROL -- 3.0%
  2,500,000   WMX Technologies, Inc.,
                7.125%, 6/15/2001 ...............   Baa1     BBB+     2,538,825
                                                                  -------------
              RETAIL - DEPARTMENT STORE -- 1.8%
  1,400,000   Federated Department Stores, Inc.,
                8.500%, 6/15/2003 ...............   Baa2     BBB+     1,486,436
                                                                  -------------
              RETAIL - FOOD & DRUG -- 9.1%
  2,700,000   Dole Foods, Inc.,
                6.750%, 7/15/2000 ...............   Baa2     BBB-     2,707,587
  3,000,000   Nabisco, Inc.,
                6.125%, 2/01/2033 ...............   Baa2     BBB      2,927,340
  2,000,000   Rite Aid Corp.,
                5.500%, 12/15/2000 ..............   Baa1     BBB      1,976,840
                                                                  -------------
                                                                      7,611,767
                                                                  -------------
              TELECOMMUNICATION -- 3.5%
  3,000,000   Sprint Capital Corp.,
                5.875%, 5/01/2004 ...............   Baa1     BBB+     2,901,540
                                                                  -------------
              TRANSPORTATION -- 1.2%
  1,000,000   Union Pacific Corp.,
                5.780%, 10/15/2001 ..............   Baa3     BBB-       982,410
                                                                  -------------
              U.S. GOVERNMENT -- 2.9%
    800,000   United States Treasury Notes,
                7.500%, 11/15/2001 ..............   Aaa      AAA        833,376
  1,500,000   United States Treasury Notes,
                8.500%, 11/15/2000 ..............   Aaa      AAA      1,560,240
                                                                  -------------
                                                                      2,393,616
                                                                  -------------
              YANKEE BONDS -- 14.4%
  1,500,000   Cemex S.A., 144A,
                9.250%, 6/17/2002 ...............   Ba2      BB+      1,526,250
  1,510,000   Multicanal S.A.,
                9.250%, 2/01/2002 ...............   Ba3      BB+      1,328,800
  2,000,000   PDVSA Finance, Ltd., 144A,
                8.750%, 2/15/2004 ...............   A3       BBB+     1,997,440
  3,000,000   Pemex Finance, Ltd., 144A,
                5.720%, 11/15/2003 ..............   --       AAA      2,935,710
  2,000,000   Republic of Columbia,
                7.250%, 2/15/2003 ...............   Baa3     BBB-     1,750,000
  2,500,000   YPF Sociedad Anonima,
                8.000%, 2/15/2004 ...............   Ba3      BBB-     2,464,875
                                                                  -------------
                                                                     12,003,075
                                                                  -------------
              Total Bonds and Notes
                (Identified Cost $83,824,228)                        82,310,956
                                                                  -------------

SHORT TERM INVESTMENT -- 0.3%

$   260,000   UBS Finance Delaware, Inc. 5.500%, 7/01/1999            $ 260,000
                                                                  -------------
              Total Short Term Investment
                (Identified Cost $260,000)                              260,000
                                                                  -------------
              Total Investments-- 98.8%
                (Identified Cost $84,084,228) (b)                    82,570,956
              Other assets less liabilities                             977,864
                                                                  -------------
              Total Net Assets-- 100%                             $  83,548,820
                                                                  =============
(a) See Note 1a of Notes to Financial Statements.

(b) Federal Tax Information: At June 30, 1999 the net unrealized depreciation on investments based on cost for federal income tax purposes of $84,084,228 was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                    $      88,962

    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                                     (1,602,234)

                                                                  -------------
    Net unrealized depreciation                                   $  (1,513,272)
                                                                  =============

     At December 31, 1998 the Fund had a capital loss carryover of approximately $15,735,913 of which $5,625,994 expires on December 31, 2002, $6,075,626 expires on December 31, 2003, $2,134,629 expires on December 31, 2004 and $455,288 expires on December 31, 2005, and $1,444,376 expires on December 31, 2006. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The ratings shown are believed to be the most recent ratings available at June 30, 1999. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1999. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

(d) Variable rate mortgage backed securities. The interest rates change on these instruments monthly based on changes in a designated base rate. The rates shown were those in effect at June 30, 1999.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,878,025 or 13.0% of the net assets.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
  Investments at value (Identified Cost
    $84,084,228) ...................................              $  82,570,956
  Cash .............................................                      2,344
Receivable for:
  Fund shares sold .................................                     27,456
  Dividends and interest ...........................                  1,259,553
                                                                  -------------
                                                                     83,860,309

LIABILITIES
Payable for:
  Fund shares redeemed ............................. $124,308
  Dividends declared ...............................  116,265
Accrued expenses:
  Deferred trustees' fees ..........................   12,915
  Accounting and administrative ....................    6,166
  Other expenses ...................................   51,835
                                                     --------
                                                                        311,489
                                                                  -------------
NET ASSETS .........................................              $  83,548,820
                                                                  =============
Net assets consist of:
  Capital paid in ..................................              $ 101,963,741
  Undistributed net investment income ..............                      3,125
  Accumulated net realized gains (losses) ..........                (16,904,774)
  Unrealized appreciation (depreciation) on
    investments ....................................                 (1,513,272)
                                                                  -------------

NET ASSETS .........................................              $  83,548,820
                                                                  =============
  Computation of net asset value and offering price:
  Net asset value and redemption price of Class A shares
  ($79,792,233 / 11,190,154 shares of beneficial interest)            $  7.13
                                                                      =======

  Offering price per share (100 / 99 of $7.13) .......                $  7.20*
                                                                      =======

  Net asset value and offering price of Class B shares
  ($3,433,159 / 482,139 shares of beneficial interest)                $  7.12**
                                                                      =======

  Net asset value and offering price of Class C shares
  ($323,428 / 45,430 shares of beneficial interest) ..                $  7.12**
                                                                      =======

 * Based upon single purchases of less than $100,000.
   Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
  Interest                                                        $   2,904,206

  Expenses
    Management fees ................................. $ 247,904
    Service fees - Class A ..........................   107,687
    Service and distribution fees - Class B .........    18,107
    Service and distribution fees - Class C .........     2,040
    Trustees' fees and expenses .....................     5,013
    Accounting and administrative ...................    18,323
    Custodian .......................................    41,677
    Transfer agent ..................................    68,722
    Audit and tax services ..........................    15,285
    Legal ...........................................     1,493
    Printing ........................................     5,652
    Registration ....................................    25,738
    Miscellaneous ...................................     6,251
                                                      ---------
  Total expenses ....................................   563,892
  Less expenses waived by the investment
    adviser and subadviser ..........................  (233,151)        330,741
                                                      ---------   -------------
  Net investment income .............................                 2,573,465

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Realized gain (loss) on investments-- net ........                  (797,052)
   Unrealized appreciation (depreciation) on
     investments-- net ..............................                (1,259,375)
                                                                  -------------
   Net gain (loss) on investment transactions .......                (2,056,427)
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS ........................................             $     517,038
                                                                  =============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(unaudited)

                                                                  SIX MONTHS
                                              YEAR ENDED             ENDED
                                              DECEMBER 31,          JUNE 30,
                                                 1998                1999
                                             --------------      --------------

FROM OPERATIONS
  Net investment income .................    $   10,720,940      $    2,573,465
  Net realized gain (loss) on investment
  transactions ..........................        (2,163,351)           (797,052)
  Unrealized appreciation (depreciation) on
  investment transactions ...............        (1,383,310)         (1,259,375)
                                             --------------      --------------
  Increase (decrease) in net assets from
  operations ............................         7,174,279             517,038
                                             --------------      --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
  Class A ...............................        (9,320,304)         (2,485,072)
  Class B ...............................          (145,098)            (90,822)
  Class C ...............................              (340)            (10,356)
                                             --------------      --------------
                                                 (9,465,742)         (2,586,250)
                                             --------------      --------------
INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM CAPITAL SHARE TRANSACTIONS      (100,934,285)        (11,044,720)
                                             --------------      --------------
Total increase (decrease) in net assets .      (103,225,748)        (13,113,932)
                                             --------------      --------------
NET ASSETS
  Beginning of the period ...............       199,888,500          96,662,752
                                             --------------      --------------
  End of the period .....................    $   96,662,752      $   83,548,820
                                             ==============      ==============

UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period .....................    $       15,910      $        3,125
                                             ==============      ==============

----------------------------------------------------------------------------------------------------------------------
                                                 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                              CLASS A
                                            -------------------------------------------------------------------------
                                                                                                           SIX MONTHS
                                                               YEAR ENDED DECEMBER 31,                        ENDED
                                            -----------------------------------------------------------      JUNE 30,
                                              1994         1995         1996         1997         1998         1999
                                            ------------------------------------------------------------     --------
Net Asset Value, Beginning of the Period .  $   7.45     $   7.20     $   7.37     $   7.37     $   7.39     $   7.30
                                            --------     --------     --------     --------     --------     --------
Income From Investment Operations
Net Investment Income (Loss) .............      0.37         0.47         0.43         0.47(c)      0.38         0.21
Net Realized and Unrealized Gain
(Loss) on Investments ....................     (0.31)        0.14        (0.01)       (0.02)       (0.09)       (0.17)
                                            --------     --------     --------     --------     --------     --------
Total From Investment Operations .........      0.06         0.61         0.42         0.45         0.29         0.04
                                            --------     --------     --------     --------     --------     --------
Less Distributions
Dividends From Net Investment Income .....     (0.31)       (0.44)       (0.42)       (0.43)       (0.38)       (0.21)
                                            --------     --------     --------     --------     --------     --------
Total Distributions ......................     (0.31)       (0.44)       (0.42)       (0.43)       (0.38)       (0.21)
                                            --------     --------     --------     --------     --------     --------
Net Asset Value, End of the Period .......  $   7.20     $   7.37     $   7.37     $   7.39     $   7.30     $   7.13
                                            ========     ========     ========     ========     ========     ========
Total Return (%)(a) ......................       0.8          8.6          5.8          6.2          4.0          0.6
Ratio of Operating Expenses to
 Average Net Assets (%)(b) ...............      0.60         0.66         0.70         0.70         0.70         0.70(c)
Ratio of Net Investment Income to
 Average Net Assets (%) ..................      4.85         6.29         6.39         6.27         5.93         5.74(c)
Portfolio Turnover Rate (%) ..............        17           73           54           49          105          157
Net Assets, End of the Period (000) ......  $489,637     $331,112     $222,809     $196,928     $ 92,669     $ 79,792

(a) A sales charge is not reflected in total return calculations.
(b) The ratio of operating expenses to average net assets without giving effect to this expense limitation described in Note 4 to the Financial Statements
    would have been (%) ..................      0.88         0.89         0.94         0.98         1.05         1.22
(c) Computed on an annualized basis.

                                   See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------------
                                                 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                             CLASS B
                                            -------------------------------------------------------------------------
                                                                                                           SIX MONTHS
                                                               YEAR ENDED DECEMBER 31,                        ENDED
                                            -----------------------------------------------------------      JUNE 30,
                                              1994         1995         1996         1997         1998         1999
                                            ------------------------------------------------------------     --------
Net Asset Value, Beginning of the Period .  $   7.45     $   7.20     $   7.37     $   7.36     $   7.38     $   7.29
                                            --------     --------     --------     --------     --------     --------
Income From Investment Operations
Net Investment Income (Loss) .............      0.29         0.41         0.37         0.41(c)      0.33         0.19
Net Realized and Unrealized Gain
(Loss) on Investments ....................     (0.29)        0.14        (0.02)       (0.02)       (0.09)       (0.17)
                                            --------     --------     --------     --------     --------     --------
Total From Investment Operations .........      0.00         0.55         0.35         0.39         0.24         0.02
                                            --------     --------     --------     --------     --------     --------
Less Distributions
Dividends From Net Investment Income .....     (0.25)       (0.38)       (0.36)       (0.37)       (0.33)       (0.19)
                                            --------     --------     --------     --------     --------     --------
Total Distributions ......................     (0.25)       (0.38)       (0.36)       (0.37)       (0.33)       (0.19)
                                            --------     --------     --------     --------     --------     --------
Net Asset Value, End of the Period .......  $   7.20     $   7.37     $   7.36     $   7.38     $   7.29     $   7.12
                                            ========     ========     ========     ========     ========     ========
Total Return (%)(a) ......................       0.1          7.8          4.9          5.4          3.4          0.2
Ratio of Operating Expenses to
 Average Net Assets (%)(b) ...............      1.35         1.41         1.45         1.45         1.45         1.45(c)
Ratio of Net Investment Income to
 Average Net Assets (%) ..................      4.10         5.54         5.64         5.52         5.18         5.00(c)
Portfolio Turnover Rate (%) ..............        17           73           54           49          105          157
Net Assets, End of the Period (000) ......  $  2,056     $  2,368     $  2,821     $  2,961     $  3,761     $  3,433

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) The ratio of operating expenses to average net assets without giving effect to this expense limitation described in Note 4 to the Financial Statements
    would have been (%) ..................      1.63         1.65         1.69         1.73         1.80         1.97
(c) Computed on an annualized basis.

                                    See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------------
                                                 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                               CLASS C
                                                                                --------------------------------------
                                                                                DECEMBER 7, 1998(A)         SIX MONTHS
                                                                                     THROUGH                  ENDED
                                                                                   DECEMBER 31,              JUNE 30,
                                                                                       1998                    1999
                                                                                -------------------         ----------
Net Asset Value, Beginning of the Period ................................             $ 7.28                  $ 7.29
                                                                                      ------                  ------
Income From Investment Operations
Net Investment Income ...................................................               0.01                    0.19
Net Realized and Unrealized Gain (Loss) on
 Investments ............................................................               0.01(b)                (0.17)
                                                                                      ------                  ------
Total From Investment Operations ........................................               0.02                    0.02
                                                                                      ------                  ------
Less Distributions
Dividends From Net Investment Income ....................................              (0.01)                  (0.19)
                                                                                      ------                  ------
Total Distributions .....................................................              (0.01)                  (0.19)
                                                                                      ------                  ------
Net Asset Value, End of the Period ......................................             $ 7.29                  $ 7.12
                                                                                      ======                  ======
Total Return (%) (c) ....................................................                0.3                     0.2
Ratio of Operating Expenses to Average Net Assets (%) (d)(e) ............               1.45                    1.45
Ratio of Net Investment Income to Average Net Assets (%) (e) ............               5.18                    5.00
Portfolio turnover rate .................................................                105                     157
Net Assets, End of the Period (000) .....................................             $  233                  $  323

(a)  Commencement of operations.
(b) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating values of the investments of the Fund.
(c) A contingent deferred sales charge is not reflected in total return calculations.
(d) The ratio of operating expenses to average net assets without giving effect to this expense limitation described in Note 4 to the
    Financial Statements would have been (%)(e) .........................               1.80                    1.97
(e) Computed on an annualized basis.

                                    See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks a high level of current income consistent with preservation of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares is a "Fund").

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front end sales charge of 3.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and/or market discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to the expiration of capital loss carryforwards. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were as follows:
                 PURCHASES                                   SALES
     -------------------------------           --------------------------------
     U.S. GOVERNMENT        OTHER              U.S. GOVERNMENT         OTHER
     ---------------     -----------           ---------------      -----------
       $5,285,625        $62,833,698             $53,484,710        $23,136,899

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM"), at the annual rate of 0.55% of the first $200 million of the Fund's average daily net assets, 0.51% of the next $300 million and 0.47% of such assets in excess of $500 million reduced by the payment to the Fund's investment subadviser, Back Bay Advisors L.P. ("Back Bay") at the rate of 0.275% of the first $200 million of the Fund's average daily net assets, 0.255% of the next $300 million and 0.235% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:

                               Fees Earned (a)
                               ---------------
                           NEFM        $  123,952
                           Back Bay       123,952

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

The effective annualized management fee for the six months ended June 30, 1999 was 0.55%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, financial reporting functions and clerical functions relating to the Fund, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $18,323 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION EXPENSE. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $107,687 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses as of June 30, 1999 is $1,929,283.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $4,527 and $510 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $13,580 and $1,530 in distribution fees under the Class B and Class C Plans, respectively. Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $41,080.

D. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as a sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $85,179 as compensation for its services in that capacity.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. EXPENSE LIMITATIONS. Commencing June 1, 1995 and until further notice to the Fund, Back Bay and NEFM have voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and, 1.45% of Class B and Class C average daily net assets. From May 1, 1995 through May 31, 1995 expenses were voluntarily limited to 0.65% of Class A average net assets and 1.40% of Class B average net assets. From April 1, 1992 through April 30, 1995 expenses were voluntarily limited to 0.60% of Class A average net assets and 1.35% of Class B average net assets. As a result of the Fund's expenses exceeding the applicable voluntary expense limitation during the six months ended June 30, 1999, Back Bay reduced its management fee of $123,952 by $116,576 and NEFM reduced its management fee of $123,952 by $116,575.

5. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital shares. Transactions in capital shares were as follows:

                                                                     YEAR ENDED                      SIX MONTHS ENDED
                                                                  DECEMBER 31, 1998                    JUNE 30, 1999
                                                            ----------------------------       ---------------------------
 CLASS A                                                      SHARES           AMOUNT            SHARES         AMOUNT
 -------                                                    -----------    -------------       ----------     ------------
  Shares sold .........................................       9,823,863    $  72,248,743          775,506     $  5,616,174
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ..............         744,999        5,472,019          259,643        1,873,451
                                                            -----------    -------------       ----------     ------------
                                                             10,568,862       77,720,762        1,035,149        7,489,625
  Shares repurchased ..................................     (24,534,160)    (179,732,109)      (2,538,536)     (18,391,648)
                                                            -----------    -------------       ----------     ------------
  Net increase (decrease) .............................     (13,965,298)   $(102,011,347)      (1,503,387)    $(10,902,023)
                                                            -----------    -------------       ----------     ------------

                                                                   YEAR ENDED                         SIX MONTHS ENDED
                                                                 DECEMBER 31, 1998                      JUNE 30, 1999
                                                            ----------------------------       ---------------------------
 CLASS B                                                       SHARES          AMOUNT            SHARES          AMOUNT
 -------                                                    -----------    -------------       ----------     ------------
  Shares sold .........................................         261,970    $   1,920,476           70,024     $    505,699
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ..............          17,255          126,641           10,993           79,176
                                                            -----------    -------------       ----------     ------------
                                                                279,225        2,047,117           81,017          584,875
  Shares repurchased ..................................        (164,137)      (1,203,273)        (114,929)        (827,905)
                                                            -----------    -------------       ----------     ------------
  Net increase (decrease) .............................         115,088    $     843,844          (33,912)    $   (243,030)
                                                            -----------    -------------       ----------     ------------

                                                                    YEAR ENDED                        SIX MONTHS ENDED
                                                                 DECEMBER 31, 1998                      JUNE 30, 1999
                                                            ----------------------------       ---------------------------
 CLASS C                                                       SHARES         AMOUNT             SHARES         AMOUNT
 -------                                                    -----------    -------------       ----------     ------------
  Shares sold .........................................          31,970    $     233,136           69,078     $    498,199
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ..............              11               82            1,368            9,840
                                                            -----------    -------------       ----------     ------------
                                                                 31,981          233,218           70,446          508,039
  Shares repurchased ..................................               0                0          (56,997)        (407,706)
                                                            -----------    -------------       ----------     ------------
  Net increase (decrease) .............................          31,981    $     233,218           13,449     $    100,333
                                                            -----------    -------------       ----------     ------------
  Decrease derived from capital shares transactions ...     (13,818,229)   $(100,934,285)      (1,523,850)    $(11,044,720)
                                                            -----------    -------------       ----------     ------------

6. SECURITY LENDING. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 1999 the Fund had no securities on loan.

7. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A., under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the period ended June 30, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (Formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

TO LEARN MORE, AND FOR A FREE PROSPECTUS, CONTACT YOUR FINANCIAL REPRESENTATIVE.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM
                      NEW ENGLAND FUNDS, L.P., DISTRIBUTOR
                               399 BOYLSTON STREET
                                BOSTON, MA 02116
                             TOLL FREE 800-225-5478
                 This material is authorized for distribution to
            prospective investors when it is preceded or accompanied
                by the Fund's current prospectus, which contains
             information about distribution charges, management and
             other items of interest. Investors are advised to read
                   the prospectus carefully before investing.

           New England Funds, L.P., And other firms selling shares of
          New England Funds are members of the National Association of
           Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program
            provides access to information about securities firms and
              their representatives. Investors may obtain a copy by
          contacting the NASD at 800-289-9999 or by visiting their web site at www.NASDR.Com.

--------------------------------------------------------------------------------
           Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for
           completion by September 30, 1999. Y2K is a top priority at
               New England Funds. For more information on our Y2K
          readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the
               Year 2000 Information and Readiness Disclosure Act.
--------------------------------------------------------------------------------

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         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
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   399 Boylston Street

  Boston, Massachusetts

           02116
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